Amplify Seymour Cannabis ETF
Schedule of Investments
July 31, 2022 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 47.9%
Consumer Discretionary - 3.9%
Greenlane Holdings, Inc. - Class A (a)	929,143	$143,088
GrowGeneration Corp. (a)	325,581	1,579,068
		1,722,156
Consumer Staples - 4.0%
Neptune Wellness Solutions, Inc. (a)	46,534	53,049
Village Farms International, Inc. (a)	577,493	1,732,479
		1,785,528
Financials - 6.4%
AFC Gamma, Inc. (b)	91,942	1,507,849
RIV Capital, Inc. (a) (c)	1,217,082	522,740
Silver Spike Investment Corp. (a) (c)	82,918	812,597
		2,843,186
Health Care - 26.1%
Aleafia Health, Inc. (a)	77,872	4,257
Auxly Cannabis Group, Inc. (a)	3,017,044	170,814
Canopy Growth Corp. (a)	445,349	1,171,268
Cara Therapeutics, Inc. (a)	173,686	1,518,015
cbdMD, Inc. (a)	528,960	253,954
Charlotte's Web Holdings, Inc. (a)	1,060,407	761,840
Clever Leaves Holdings, Inc. (a)	146,875	135,125
Cronos Group, Inc. (a)	443,260	1,396,269
IM Cannabis Corp. (a)	93,000	44,301
Jazz Pharmaceuticals PLC (a)	10,580	1,651,115
MediPharm Labs Corp. (a)	2,844,844	188,834
Organigram Holdings, Inc. (a)	652,878	698,579
PerkinElmer, Inc.	81	12,407
The Valens Co., Inc. (a)	629,007	491,201
Tilray Brands, Inc. (a) (d)	778,674	2,842,160
Zynerba Pharmaceuticals, Inc. (a)	212,298	242,020
		11,582,159
Industrials - 1.0%
Hydrofarm Holdings Group, Inc. (a)	144,996	468,337
Information Technology - 6.5%
Akerna Corp. (a)	256,091	37,389
WM Technology, Inc. (a)	836,424	2,843,842
		2,881,231
Total Common Stocks (Cost $94,275,237)		21,282,597

MONEY MARKET FUNDS - 32.6%
Dreyfus Government Cash Management - 1.56% (e)	14,485,000	14,485,000
Total Money Market Funds (Cost $14,485,000)		14,485,000
Total Investments - 80.5%
(Cost $108,760,237)		$35,767,597

Percentages are based on Net Assets of $44,430,879.
(a)	Non-income producing security.
(b)	Real Estate Investment Trust.
(c)	Illiquid security. At July 31, 2022, the value of this security amounted to $1,335,337 or 3.0% of net assets.
(d)	All or portion of this security is out on loan as of July 31, 2022. Total value of securites out on loan is $2,256,970 or 5.1% of net assets.
(e)	Seven-day yield as of July 31, 2022.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund Management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industy Classification Standard (GICS®) was developed by and/or is the exclusive of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Amplify Seymour Cannabis ETF
Schedule of Total Return Swaps
July 31, 2022 (Unaudited)

Reference Entity (a)	Counterparty	Long/Short	Expiration Date	Financing Rate (b)	Payment Frequency	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Ayr Wellness, Inc.	Cowen Financial Products, LLC	Long	04/26/2023	3.82%	Monthly	$983,176	$48,433
Columbia Care, Inc.	Cowen Financial Products, LLC	Long	04/26/2023	3.82%	Monthly	515,405	61,497
Cresco Labs, Inc.	Cowen Financial Products, LLC	Long	04/26/2023	3.82%	Monthly	2,388,022	178,897
Curaleaf Holdings, Inc.	Cowen Financial Products, LLC	Long	04/26/2023	3.82%	Monthly	4,429,899	207,527
Green Thumb Industries, Inc.	Cowen Financial Products, LLC	Long	04/26/2023	3.82%	Monthly	3,247,302	(111,366)
TerrAscend Corp.	Cowen Financial Products, LLC	Long	04/26/2023	3.82%	Monthly	658,674	(61,402)
Trulieve Cannabis Corp.	Cowen Financial Products, LLC	Long	04/26/2023	3.82%	Monthly	2,728,530	153,360
Verano Holdings Corp.	Cowen Financial Products, LLC	Long	04/26/2023	3.82%	Monthly	1,861,840	(103,785)
							$373,161

(a)	The Adviser has deemed a portion of these securities illiquid as of July 31, 2022. The notional value of the illiquid portion of these securities amounted to $3,362,570.
(b)	Floating rate based on the overnight bank rate and spread of 150 basis points and is reset monthly.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the period ended July 31, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended July 31, 2022, there have been no significant changes to the Fund's fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. If there is no market price available, then the securities will be valued at the last price.

If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the pricing committee, pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of July 31, 2022:

Category
Investments in Securities
Assets
Level 1
Common Stocks
Canada	$9,271,651
Ireland	1,651,115
Israel	44,301
United States	10,315,530
Money Market Funds
United States	14,485,000
Total Level 1	35,767,597
Level 2
Total Level 2	-
Level 3	-
Total Level 3	-
Total	$35,767,597
Other Financial Instruments(a)
Liabilities
Level 1
Total Return Swaps	$373,163
Total Level 1	373,163
Level 2
Total Level 2	-
Level 3	-
Total Level 3	-
Total	$373,163

(a)	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as total return swap agreements, which are reflected at value.

See the Schedule of Investments for further disaggregation of investment categories.

For the period ended July 31, 2022, there were no transfers into or out of Level 3 for the Fund.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of July 31, 2022, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.